Apr. 28, 2025
Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Investment Objective
The Fund seeks total return with an emphasis on high current income as well as capital appreciation.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement[1,2]	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.82%

[1]  Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.82% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.

[2]  "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" have been restated to reflect the current expense limitation arrangement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Guardian Total Return Bond VIP Fund	$84	$268	$468	$1,046

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the most recent fiscal year, the Fund's portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. Massachusetts Financial Services Company ("MFS®") (the "Subadviser") invests the Fund's assets primarily in a broad range of fixed income investments; corporate debt securities, including below investment-grade or high-yield investments; mortgage-backed and other asset-backed securities, including commercial mortgage-backed securities ("CMBS") and collateralized loan obligations ("CLOs"); loans;

securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or government-sponsored enterprises; and securities issued or guaranteed by a foreign government, its agencies or instrumentalities, including debt securities issued by emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. The Fund's CLO investments may include CLO tranches of any rating. The Fund also may invest in fixed income investments issued by foreign entities, denominated in U.S. dollars and other currencies. The Subadviser allocates the Fund's assets across theses categories with a view towards broad diversification across and within these categories.

The Fund may invest in securities of any quality, and may invest up to 35% of its net assets, at the time of purchase, in below investment grade quality debt instruments (commonly referred to as "high-yield" or "junk bonds").

The Subadviser may purchase or sell securities for the Fund on a when-issued, delayed-delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to-be-announced ("TBA") market.

The Subadviser normally invests the Fund's assets across different industries, sectors, countries, and geographic regions, but the Subadviser may invest a significant percentage of the Fund's assets in issuers in a single industry, sector, country, or region. The Subadviser may invest a significant percentage of the Fund's assets in a single issuer or a small number of issuers.

The Subadviser may use derivatives for any investment purpose. The Fund may use derivative instruments including, but not limited to, futures contracts, options, swaps, and forward contracts. To the extent the Subadviser uses derivatives, the Subadviser expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The Subadviser uses an active bottom-up approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers' financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument's credit quality and terms, any underlying assets and their credit quality, and the issuers management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the Fund, the Subadviser also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Annual Returns (by calendar year)

Highest Quarterly Return: 6.43% (4th Q 2023) Lowest Quarterly Return: -6.00% (2nd Q 2022)
Average Annual Total Returns (for the periods ended December 31, 2024)
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Total Return Bond VIP Fund	10/21/2019	1.80%	-0.85%	-0.76%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25%	-0.33%	-0.21%